ACCRUED EXPENSES AND OTHER LIABILITIES	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities at December 31, 2021, and 2020, consisted of the following:

	December 31, 2021	December 31, 2020
Accrued interest expense	12,329	—
Accrued Northern Comstock LLC	—	180,833
Accrued payroll costs	817,062	153,615
Accrued directors fees	—	60,000
Accrued vendor liabilities	77,062	136,499
Other accrued expenses	32,990	4,000
Total accrued expenses	$939,443	$534,947